Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000247942 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Global Equity ETF
Class Name	FPA Global Equity ETF
Trading Symbol	FPAG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Global Equity ETF (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpag.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpag.fpa.com/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Global Equity ETF (FPAG)	$57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Global Equity ETF (“Fund” or “FPAG”) gained 31.24%, net, in the trailing twelve months (“TTM”). The MSCI ACWI Index returned 31.76% for the same period. The Fund captured 98.4% of the MSCI ACWI’s return in the trailing twelve months. The Fund is managed according to FPA’s Contrarian Value Equity Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS[1]
Holcim, a building material (largely concrete, cement, and aggregates) company has performed well over the past year. In addition to strong operating performance, management has taken a number of steps to return value to shareholders and improve understanding of the company's underlying business strength, including share repurchases, increasing the dividend, and announcing plans to separate the company's North American business.
Citigroup's shares have appreciated (along with other bank shares) from a profoundly depressed level of less than 50% of tangible book value (TBV) to a modestly depressed level of 70% TBV.  We expect the company to deliver significantly improved results and capital returns over the next few years.
TOP PERFORMANCE DETRACTORS[1]
Charter has faced challenging operating conditions that have led to its share price weakness. Competitors have been overbuilding fixed wire assets. There has been concern regarding the sustainability of business derived from subsidized customers. And, the company's near-term capital spending budget has exceeded expectations. Its share price has also had greater volatility due to its relatively high leverage ratio.  We look forward to the company demonstrating the competitive strength of their converged (fixed and wireless) connectivity offering, ramping down in capital spending, and reaccelerating share repurchases.
JDE Peet’s stock has declined over the past TTM, but earnings have been largely stable. However, a change in management, record-high coffee bean prices, and headwinds from the company’s Russia business have led investors to view the glass as half-empty. We are hopeful that new management will prove up to the task of making entrepreneurial and cost-efficient investments to reinvigorate growth and put JDE Peets in a position to benefit from its position as the world's second-largest consumer coffee company.
[1]Company overviews reflects information about names in the top five performance contributors and detractors for the TTM. The company data and statistics referenced in this section are sourced from company press releases, investor presentations and financial disclosures unless otherwise noted. The portfolio managers may have certain expectations on future company performance. There is no guarantee such expectations will be realized.
Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Global Equity ETF (FPAG) - NAV	31.24%	9.23%
MSCI AC World Index (Net)	31.76%	6.97%
1	FPA Global Equity ETF commenced operations on December 16, 2021.

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://fpag.fpa.com/ for the most recent performance information.
Net Assets	$ 153,425,491
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 142,062
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$153,425,491
Total number of portfolio holdings	45
Total advisory fees paid (net)	$142,062
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	5.8%
Analog Devices, Inc.	5.5%
Holcim AG	5.2%
Comcast Corp. - Class A	5.1%
Citigroup, Inc.	4.8%
TE Connectivity PLC	4.7%
International Flavors & Fragrances, Inc.	4.7%
Alphabet, Inc. - Class A	4.0%
Wells Fargo & Co.	3.4%
Amazon.com, Inc.	3.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	5.8%
Analog Devices, Inc.	5.5%
Holcim AG	5.2%
Comcast Corp. - Class A	5.1%
Citigroup, Inc.	4.8%
TE Connectivity PLC	4.7%
International Flavors & Fragrances, Inc.	4.7%
Alphabet, Inc. - Class A	4.0%
Wells Fargo & Co.	3.4%
Amazon.com, Inc.	3.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective at the close of business day April 26, 2024, the Fund was reorganized from Northern Lights Fund Trust III into Investment Managers Series Trust III (the "Trust").
Effective December 1, 2024, First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive all of its management fee and pay all of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) from December 1, 2024, through January 31, 2025. The Adviser will not seek recoupment of any management fee it waives or Fund expenses it pays during such period pursuant to this voluntary agreement.
Effective on or about December 6, 2024 (the “Effective Date”), Foreside Financial Group, LLC will complete its acquisition of UMB Distribution Services, LLC, the Fund’s distributor.  In connection with the acquisition, as of the Effective Date, the Fund’s distributor will change its name to Distribution Services, LLC.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's prospectus, which is dated January 26, 2024, as amended April 30, 2024 at https://fpag.fpa.com/.

Material Fund Change Name [Text Block]	Effective at the close of business day April 26, 2024, the Fund was reorganized from Northern Lights Fund Trust III into Investment Managers Series Trust III (the "Trust").
Material Fund Change Expenses [Text Block]
Effective December 1, 2024, First Pacific Advisors, LP (the "Adviser") has voluntarily agreed to waive all of its management fee and pay all of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) from December 1, 2024, through January 31, 2025. The Adviser will not seek recoupment of any management fee it waives or Fund expenses it pays during such period pursuant to this voluntary agreement.

Updated Prospectus Web Address	https://fpag.fpa.com/
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended September 30, 2024 upon the reorganization of the Fund. Previously, Deloitte & Touche LLP served as the independent registered public accounting firm for the Fund under the Northern Lights Fund Trust III.
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended September 30, 2024 upon the reorganization of the Fund. Previously, Deloitte & Touche LLP served as the independent registered public accounting firm for the Fund under the Northern Lights Fund Trust III. There were no disagreements with the Fund's accountants during the reporting period.